APRIL 27, 2026
SUPPLEMENT TO
HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 27, 2026
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
(1) Effective April 30, 2026, Brian J. Schmeer, CFA will no longer serve as a portfolio manager for The Hartford Dividend and Growth Fund. Matthew G. Baker and Nataliya Kofman will remain as portfolio managers for The Hartford Dividend and Growth Fund. Accordingly, effective April 30, 2026, under the heading “The Hartford Dividend and Growth Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Matthew G. Baker	Senior Managing Director and Equity Portfolio Manager	2004
Nataliya Kofman	Senior Managing Director and Equity Portfolio Manager	2006
(2) Adam H. Illfelder, CFA announced his plans to withdraw from the partnership of Wellington Management Company LLP’s parent company to pursue an opportunity outside of the asset management industry. Effective December 31, 2026, Mr. Illfelder will no longer serve as a portfolio manager for The Hartford Equity Income Fund. Matthew C. Hand, CFA will remain as the portfolio manager for The Hartford Equity Income Fund. Accordingly, effective immediately, under the heading “The Hartford Equity Income Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Matthew C. Hand, CFA	Senior Managing Director and Equity Portfolio Manager	2004
Adam H. Illfelder, CFA*	Senior Managing Director and Equity Portfolio Manager	2008
*
Adam H. Illfelder, CFA announced his plans to withdraw from the partnership of Wellington Management’s parent company to pursue an opportunity outside of the asset management industry. Effective December 31, 2026, Mr. Illfelder will no longer serve as a portfolio manager for the Fund. Mr. Illfelder’s portfolio management responsibilities for the Fund will transition to Matthew C. Hand, CFA in the months leading up to his departure.
(3) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  Dividend and Growth Fund” in the above referenced Statutory Prospectus, effective April 30, 2026, the information for Mr. Schmeer is deleted in its entirety.
(4) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  Equity Income Fund” in the above referenced Statutory Prospectus, effective immediately, the following information is added:
Effective December 31, 2026, Mr. Illfelder will no longer serve as a portfolio manager for the Fund.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7773
April 2026